Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 15:  Related Party Transactions

At March 31, 2012 and 2011, the Company had loans outstanding to executive officers, directors, and significant stockholders and their affiliates (related parties). Changes in loans to executive officers, directors, and significant stockholders and their affiliates are as follows:

	2012	2011
	(In thousands)

Balance, beginning of year	$2,020	$2,293
Additions	76	2,594
Repayments	(1,614)	(2,867)
Change in related parties	—	—

	$482	$2,020

Deposits from related parties held by the Company at March 31, 2012 and 2011 totaled approximately $355,000, and $789,000 respectively. Repurchase agreements from related parties held by the Company at March 31, 2012 and 2011 totaled approximately $616,000 and $1.3 million, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.